Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail)		3 Months Ended	12 Months Ended
	Jun. 29, 2016 USD ($) Location restaurant Country $ / shares shares	Sep. 23, 2015 USD ($)	Jun. 29, 2016 USD ($) Location segment restaurant Country $ / shares shares	Jun. 24, 2015 USD ($) $ / shares	Jun. 25, 2014 USD ($) $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of Restaurants | restaurant	1,660		1,660
Number of countries in which entity operates | Country	31		31
Number of territories in which entity operates | Location	2		2
53rd week revenues	$ 58,300,000
Deferred Tax Assets, Net, Current				$ 2,500,000
Advertising expense, net of franchisee contribution			$ 93,600,000	94,300,000	$ 92,200,000
Stock-based compensation expense from continuing operations			15,200,000	15,000,000	16,900,000
Tax benefit related to stock-based compensation expense			$ 5,800,000	$ 5,500,000	$ 6,900,000
Weighted average fair values of option grants | $ / shares			$ 10.48	$ 11.72	$ 14.75
Number of preferred stock the Board of Directors is authorized to issue | shares	1,000,000		1,000,000
Preferred stock, par value | $ / shares	$ 1		$ 1
Preferred stock, shares issued | shares	0		0
Increase in share repurchase program		$ 250,000,000
Stock repurchase program, total authorization of shares to be repurchased	$ 4,185,000,000		$ 4,185,000,000
Stock repurchase during period, shares | shares			5,800,000
Stock repurchased during period, value			$ 284,900,000
Remaining authorized share purchases, amount	333,000,000		333,000,000
Proceeds from issuances of treasury stock			6,147,000	$ 16,259,000	$ 29,295,000
Payments of dividends			74,066,000	70,832,000	$ 63,395,000
Dividends Payable, Current	$ 17,760,000		$ 17,760,000	$ 16,961,000
Dividends per share declared but not paid | $ / shares	$ 0.32		$ 0.32
Number of Reportable Segments | segment			2
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives			5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives			3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives			20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives			10 years
Employee Stock Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options | shares			(234,000)
Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Dividends Payable, Current	$ 17,800,000		$ 17,800,000
Chili's Restaurants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of countries in which entity operates | Country	31		31
Number of territories in which entity operates | Location	2		2